Restatement of Previously Issued Financial Statements	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Restatement Of Previously Issued Financial Statements [Line Items]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Amendment No. 1
The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants (collectively, with the Public Warrants, the “Warrants”) issued in connection with its Initial Public Offering and the FPA (as defined in Note 7) as components of equity instead of as derivative liabilities. The warrant agreement governing the Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender offer or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of stock, all holders of the Warrants would be entitled to receive cash for their Warrants (the “tender offer provision”).
On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement (the “Warrant Agreement”).
In further consideration of the SEC Statement, the Company’s management further evaluated the Warrants and the FPA under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants and the FPA are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the tender offer provision fails the “classified in stockholders’ equity” criteria as contemplated by ASC Section 815-40-25.
As a result of the above, the Company should have classified the Warrants and the FPA as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Warrants and the FPA at the end of each reporting period as well as re-evaluate the treatment of the Warrants and the FPA and recognize changes in the fair value of each from the prior period in the Company’s operating results for the current period.
The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported investments held in trust, revenue, operating expenses, cash flows or cash.
The following table summarizes the effect of the restatement on each financial statement line item impacted by the restatement and on the number of Class A ordinary shares subject to redemption.

	As Previously Reported in Amendment No. 1	Adjustments	As Restated
Balance sheet as of October 9, 2020
Warrant liability	—	13,400,000	13,400,000
Forward purchase agreement liability	—	50,000	50,000
Total Liabilities	$8,755,508	$13,450,000	$22,205,508
Class A Ordinary Shares Subject to Possible Redemption	237,804,830	(13,450,000)	224,354,830
Class A Ordinary Shares	122	134	256
Additional Paid-in Capital	5,004,166	532,751	5,536,917
Accumulated Deficit	(5,003)	(532,885)	(537,888)
Total Shareholders’ Equity	5,000,004	—	5,000,004
Number of Class A ordinary shares subject to redemption	23,780,483	(1,345,000)	22,435,483
Balance sheet as of December 31, 2020
Warrant liability	—	15,090,000	15,090,000
Forward purchase agreement liability	—	2,050,000	2,050,000
Total Liabilities	$8,923,873	$17,140,000	$26,063,873
Ordinary Shares Subject to Possible Redemption	237,588,818	(17,139,998)	220,448,820
Class A Ordinary Shares	125	171	296
Additional Paid-in Capital	5,220,269	4,222,712	9,442,981
Accumulated Deficit	(221,009)	(4,222,885)	(4,443,894)
Shareholders’ Equity	5,000,010	(2)	5,000,008
Number of Class A ordinary shares subject to redemption	23,753,855	(1,713,637)	22,040,218
Statement of Operations
Period from August 19, 2020 (inception) to December 31, 2020
Net loss	$(221,009)	$(4,222,885)	$(4,443,894)
Weighted average shares subject to possible redemption	23,780,483	(1,740,265)	22,040,218
Weighted average shares outstanding of basic and diluted shares	7,011,052	839,361	7,850,413
Basic and diluted net loss per ordinary share	(0.04)		(0.58)
Cash Flow Statement for the Period from August 19, 2020 (inception) to December 31, 2020
Net loss	$(221,009)	$(4,222,885)	$(4,443,894)
Change in warrant liability	—	3,740,000	3,740,000
Allocation of initial public offering costs	—	482,885	482,885
Initial classification of warrant liability	—	13,450,000	13,450,000
Initial classification of common stock subject to possible redemption	237,804,830	(13,450,000)	224,354,830
Change in value of common stock subject to possible redemption	(216,012)	(3,690,000)	(3,906,012)
Amendment No. 2
In response to recent comment letters issued by the U.S. Securities and Exchange Commission (“SEC”), management has re-evaluated its application of ASC 480-10-S99-3A to its accounting classification of the Class A ordinary shares issued in connection with the Company’s Initial Public Offering. Management identified errors made in its historical financial statements where, at the closing of the Company’s Initial Public Offering, the Company improperly valued its Class A ordinary shares subject to possible redemption. The Company previously determined the Class A ordinary shares subject to possible redemption to be equal to the redemption value, while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Public Shares underlying the Units issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that temporary equity should include all shares of Class A ordinary shares subject to possible redemption, resulting in the Class A ordinary shares subject to possible redemption being equal to their redemption value. As a result, management has noted a classification error related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Class A ordinary shares subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A ordinary shares.
In connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company also restated its loss per ordinary share calculation to allocate net loss evenly to Class A and Class B ordinary shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of ordinary shares share pro rata in the loss of the Company.
There has been no change in the Company’s total assets, liabilities or operating results.

	As Previously Reported in Amendment No. 1	Adjustment	As Restated
Balance Sheet as of October 9, 2020
Ordinary shares subject to possible redemption	$224,354,830	$25,645,170	$250,000,000
Ordinary shares	$256	$(256)	$—
Additional paid-in capital	$5,536,917	$(5,536,917)	$—
Accumulated deficit	$(537,888)	$(20,107,997)	$(20,645,885)
Total Shareholders’ Equity (Deficit)	$5,000,004	$(25,645,170)	$(20,645,166)
Balance Sheet as of December 31, 2020
Ordinary shares subject to possible redemption	$220,448,820	$29,604,086	$250,052,906
Ordinary shares	$296	$(296)	$—
Additional paid-in capital	$9,442,981	$(9,442,981)	$—
Accumulated deficit	$(4,443,894)	$(20,160,809)	$(24,604,703)
Total Shareholders’ Equity (Deficit)	$5,000,008	$(29,604,086)	$(24,604,078)
Statement of Operations for the Period from August 19, 2020 (Inception) Through December 31, 2020
Weighted average Class A ordinary shares outstanding	22,435,483	(6,833,979)	15,601,504
Basic and diluted net loss per Class A ordinary share	$—	$(0.20)	$(0.20)
Weighted average Class B ordinary shares outstanding	7,850,413	(1,600,413)	6,250,000
Basic and diluted net loss per Class B ordinary share	$(0.58)	$0.38	$(0.20)

	As Previously Reported in Amendment No. 1	Adjustment	As Restated
Statement of Changes in Shareholders’ Equity (Deficit) for the Period from August 19, 2020 (inception) through December 31, 2020
Sale of 25,00,000 Units, net of underwriter discounts and offering expenses	$227,767,722	$(227,727,722)	$—
Initial value of Class A Ordinary Shares subject to redemption	$(220,448,820)	$220,448,820	$—
Accretion for Class A Ordinary Shares to redemption amount	$—	$(22,285,184)	$(22,285,184)
Total Shareholders’ Equity (Deficit)	$5,000,008	$(29,604,086)	$(24,604,078)
Statement of Cash Flows for the Period from August 19, 2020 (inception) through December 31, 2020
Initial classification of Ordinary shares subject to possible redemption	$224,354,830	$25,645,170	$250,000,000
Change in value of ordinary shares subject to possible redemption	$(3,906,010)	$3,958,916	$52,906

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In response to recent comment letters issued by the U.S. Securities and Exchange Commission (“SEC”), management has re-evaluated its application of ASC 480-10-S99-3A to its accounting classification of the Class A ordinary shares issued in connection with the Company’s Initial Public Offering. Management identified errors made in its historical financial statements where, at the closing of the Company’s Initial Public Offering, the Company improperly valued its Class A ordinary shares subject to possible redemption. The Company previously determined the Class A ordinary shares subject to possible redemption to be equal to the redemption value per Class A ordinary share while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Class A ordinary shares issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the redemption value should include all Class A ordinary shares subject to possible redemption, resulting in the Class A ordinary shares subject to possible redemption being equal to their redemption value. As a result, management has noted a reclassification error related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Class A ordinary shares subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A ordinary shares.
In connection with the change in presentation for the Class A ordinary shares subject to redemption, the Company also restated its income (loss) per ordinary share calculation to allocate net income (loss) evenly to Class A and Class B ordinary shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income (loss) of the Company.
There has been no change in the Company’s total assets, liabilities or operating results.
The impacts of the restatement on the Company’s previously issued financial statements are reflected in the following table.

	As Previously Reported	Adjustment	As Restated
Balance Sheet as of June 30, 2021 (Unaudited)
Ordinary shares subject to possible redemption	$204,571,908	$45,540,357	$250,112,265
Ordinary Shares	$455	$(455)	$—
Additional paid-in capital	$25,319,734	$(25,319,734)	$—
Accumulated deficit	$(20,320,806)	$(20,220,168)	$(40,540,974)
Total Shareholders’ Equity (Deficit)	$5,000,008	$(45,540,357)	$(40,540,349)
Condensed Statement of Changes in Shareholders’ Equity (Deficit) for the Three Months Ended June 30, 2021 (Unaudited)
Change in value of Ordinary shares of subject to redemption	$12,859,424	$(12,859,424)	$—
Accretion for Class A Ordinary shares to redemption amount	$—	$(2,824)	$(2,824)
Total Shareholders’ Equity (Deficit)	$5,000,008	$(45,540,357)	$(40,540,349)
Statement of Cash Flows for the six months ended June 30, 2021 (Unaudited)
Change in value of ordinary shares subject to possible redemption	$15,876,912	$(15,817,553)	$59,359
In connection with the change in presentation for the Class A ordinary shares subject to redemption, the Company also restated its loss per ordinary share calculated to allocate net loss Pro rata to Class A and Class B ordinary shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of ordinary shares share pro rata in the loss of the Company. There is no impact to the reported amounts for total assets, total liabilities, cash flows, or net loss. The impact of this restatement on the Company’s financial statements is reflected in the following table:

Statement of Operations for the Three Months Ended June 30, 2021	As Previously Reported	Adjustment	As Restated
Weighted average Class A ordinary shares outstanding	21,733,619	3,266,381	25,000,000
Basic and diluted net loss per Class A ordinary share	$—	$(0.41)	$(0.41)
Weighted average Class B ordinary shares outstanding	9,516,381	(3,266,381)	6,250,000
Basic and diluted net loss per Class B ordinary share	$(1.35)	$0.94	$(0.41)

Statement of Operations for the Six Months Ended June 30, 2021
Weighted average Class A ordinary shares outstanding	21,886,072	3,113,928	25,000,000
Basic and diluted net loss per Class A ordinary share	$—	$(0.51)	$(0.51)
Weighted average Class B ordinary shares outstanding	9,363,928	(3,113,928)	6,250,000
Basic and diluted net loss per Class B ordinary share	$(1.70)	$1.19	$(0.51)